Not FDIC Insured May Lose Value No Bank Guarantee
1112-Q1PH

Schedule of Investments
(unaudited)
Franklin California Tax–Free Income Fund 2
Notes to Schedule of Investments 24

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited), May 31, 2022
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.3%
California 96.6%
ABAG Finance Authority for Nonprofit Corp. , Eskaton Properties, Inc. Obligated Group ,
Revenue , 2013 , Refunding , 5% , 11/15/35 ................................ $ 10,000,000 $ 10,101,556
Alameda Corridor Transportation Authority ,
Revenue, Sub. Lien, 2004 A, Refunding, AMBAC Insured, Zero Cpn., 10/01/29 .... 20,000,000 15,479,912
Revenue, Sub. Lien, 2004 A, Refunding, AMBAC Insured, Zero Cpn., 10/01/30 .... 41,665,000 30,955,866
Alameda Unified School District , GO , 2015 A , 5% , 8/01/39 .....................
18,000,000 19,314,671
Alhambra City Elementary School District , Alhambra Unified School District , GO , 2004
B , NATL Insured , Zero Cpn., 9/01/27 ................................... 3,035,000 2,613,440
Alisal Union School District ,
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/32 ........................... 3,355,000 2,426,309
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/33 ........................... 3,610,000 2,508,899
GO, 2009 B, AGMC Insured, Zero Cpn., 2/01/34 ........................... 3,345,000 2,272,702
Alvord Unified School District ,
GO, 2011 B, AGMC Insured, Zero Cpn., 8/01/36 ........................... 15,000,000 8,532,597
GO, 2011 B, AGMC Insured, Zero Cpn., 8/01/46 ........................... 42,500,000 47,912,294
GO, A, Pre-Refunded, AGMC Insured, 5%, 8/01/42 ........................ 34,690,000 36,059,145
Anaheim Public Financing Authority ,
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/24 ......... 26,855,000 25,466,744
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/26 ......... 29,430,000 26,335,015
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/27 ......... 22,860,000 19,797,117
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/28 ......... 14,425,000 12,056,086
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/29 ......... 24,810,000 20,008,650
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/32 ......... 13,665,000 9,813,863
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/33 ......... 37,070,000 25,572,602
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/34 ......... 24,970,000 16,530,407
City of Anaheim, Revenue, 1997 C, AGMC Insured, ETM, Zero Cpn., 3/01/37 ..... 15,080,000 9,465,574
Anaheim Union High School District , GO , 2002 A , AGMC Insured , Zero Cpn., 8/01/26
8,570,000 7,646,233
Antelope Valley Community College District , GO , 2015 , Pre-Refunded , 5% , 8/01/39 ..
11,750,000 12,697,432
Baldwin Park Unified School District ,
GO, 2013, Pre-Refunded, BAM Insured, 5%, 8/01/43 ....................... 5,000,000 5,194,384
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/48 .................. 25,000,000 4,253,715
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/53 .................. 60,000,000 6,946,362
Bay Area Toll Authority ,
Revenue, 2013 S-4, Pre-Refunded, 5%, 4/01/43 ........................... 36,040,000 37,050,007
Revenue, 2013 S-4, Pre-Refunded, 5.125%, 4/01/48 ....................... 27,355,000 28,149,701
Revenue, 2013 S-4, Pre-Refunded, AGMC Insured, 5.125%, 4/01/48 ........... 20,000,000 20,597,888
Revenue, 2013 S-4, Pre-Refunded, 5.25%, 4/01/53 ........................ 32,760,000 33,745,362
Revenue, 2017 F-1, Pre-Refunded, 5%, 4/01/56 ........................... 60,000,000 67,918,842
Revenue, 2017 S-7, Refunding, 4%, 4/01/42 ............................. 84,260,000 86,421,412
Revenue, 2017 S-7, Refunding, 4%, 4/01/47 ............................. 72,000,000 72,963,065
Revenue, 2019 S-8, Pre-Refunded, 5%, 4/01/56 ........................... 25,000,000 29,444,797
a
Revenue, 2021 A, Refunding, Mandatory Put, 2%, 4/01/28 ................... 12,000,000 11,364,398
Beaumont Public Improvement Authority , City of Beaumont Wastewater , Revenue ,
2018 A , AGMC Insured , 5% , 9/01/49 ................................... 10,000,000 10,927,412
Beaumont Unified School District , GO , 2011 C , AGMC Insured , Zero Cpn., 8/01/40 ..
11,000,000 5,256,049
California Affordable Housing Agency ,
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/40 .............. 1,580,000 1,637,693
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/45 .............. 1,930,000 1,970,442
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/50 .............. 1,855,000 1,894,331
California Community College Financing Authority ,
Revenue, 2001 A, NATL Insured, 5.125%, 4/01/31 ......................... 880,000 890,709
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/53 .......... 8,150,000 8,236,214
b
California Community Housing Agency ,
Aster Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 2/01/56 .......... 5,235,000 4,921,283
Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, 144A, 2021 A-1,
4%, 2/01/56 .................................................... 26,515,000 24,926,038

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
California Community Housing Agency, (continued)
Exchange at Bayfront Apartments, Revenue, Senior Lien, 144A, 201 A-1 T, 4.25%,
2/01/38 ........................................................ $ 7,095,000 $ 6,094,691
Exchange at Bayfront Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%,
2/01/57 ........................................................ 59,855,000 43,418,985
Fountains at Emerald Park, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 8/01/46 ... 20,450,000 16,935,013
Fountains at Emerald Park, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 8/01/56 .. 46,440,000 35,406,933
K Street Flats, Revenue, 144A, 2021 A-1, 3%, 2/01/57 ...................... 47,500,000 34,784,763
Summit at Sausalito Apartments, Revenue, 144A, 2021 A-1, 3%, 2/01/57 ........ 16,260,000 12,372,408
c
Twin Creek Apartments, Revenue, 144A, 2022 A-1, 4.5%, 8/01/52 ............. 29,275,000 27,926,471
c
Twin Creek Apartments, Revenue, Senior Lien, 144A, 2022 A-2, Zero Cpn., 8/01/65 78,990,000 5,593,969
California County Tobacco Securitization Agency ,
Revenue, 2020 B-1, Refunding, 5%, 6/01/49 ............................. 1,000,000 1,057,346
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/49 ..................... 3,525,000 3,536,982
Alameda County Tobacco Asset Securitization Corp., Revenue, 2002, 5.875%,
6/01/35 ........................................................ 5,705,000 5,791,599
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 4%, 6/01/40 1,120,000 1,132,326
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 4%, 6/01/49 2,000,000 1,898,578
Gold Country Settlement Funding Corp., Revenue, 2020 B-1, Refunding, 4%, 6/01/49 225,000 225,195
Kern County Tobacco Funding Corp., Revenue, 2014, Refunding, 5%, 6/01/34 .... 10,295,000 10,400,682
Kern County Tobacco Funding Corp., Revenue, 2014, Refunding, 5%, 6/01/40 .... 17,650,000 17,924,555
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/36 .................................................... 470,000 478,796
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/38 .................................................... 530,000 538,017
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/40 .................................................... 625,000 631,878
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/42 .................................................... 100,000 100,749
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/35 .. 350,000 357,202
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/36 .. 600,000 611,256
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/37 .. 530,000 539,317
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/38 .. 790,000 801,950
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/39 .. 620,000 628,315
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/40 .. 830,000 839,134
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/49 .. 3,520,000 3,341,497
Sonoma County Securitization Corp., Revenue, 2020 B-1, Refunding, 5%, 6/01/49 . 1,200,000 1,272,412
Stanislaus County Tobacco Funding Corp., Revenue, 2002 A, 5.875%, 6/01/43 ... 6,575,000 6,578,803
California Educational Facilities Authority ,
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/40 ................ 1,295,000 1,291,551
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/41 ................ 1,345,000 1,335,777
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/42 ................ 1,400,000 1,384,822
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/46 ................ 3,000,000 2,912,878
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/50 ................ 2,675,000 2,568,821
Art Center College of Design, Revenue, 2022 A, 3%, 12/01/51 ................ 650,000 489,564
Chapman University, Revenue, 2015, 5%, 4/01/45 ......................... 10,000,000 10,588,172
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/27 ............... 475,000 527,992
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/28 ............... 395,000 445,135
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/29 ............... 400,000 455,369
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/30 ............... 425,000 489,379
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/31 ............... 475,000 552,789
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/47 ............. 11,000,000 11,871,964
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/26 7,620,000 6,793,515
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/27 7,365,000 6,350,463
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/28 4,120,000 3,427,540
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/30 5,685,000 4,393,203
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/31 7,615,000 5,654,518

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Educational Facilities Authority, (continued)
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/32 $ 7,615,000 $ 5,425,074
Santa Clara University, Revenue, 1999, AMBAC Insured, Zero Cpn., 9/01/26 ..... 3,655,000 3,102,083
Santa Clara University, Revenue, 2015, Refunding, 5%, 4/01/45 ............... 15,495,000 16,441,117
University of San Francisco, Revenue, 2018 A, 5%, 10/01/48 ................. 10,000,000 10,841,264
University of San Francisco, Revenue, 2018 A, 5%, 10/01/53 ................. 10,000,000 10,752,485
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/40 .. 650,000 681,467
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/45 .. 650,000 675,112
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/50 .. 650,000 671,512
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/55 .. 1,000,000 1,026,222
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/57 .. 500,000 511,403
California Health Facilities Financing Authority ,
Revenue, 1992 A, California Mortgage Insured, 6.5%, 12/01/22 ............... 140,000 140,585
California-Nevada Methodist Homes, Revenue, 2015, Refunding, California Mortgage
Insured, 5%, 7/01/35 .............................................. 1,000,000 1,058,014
Casa Milagro LLC, Revenue, 2011 A, California Mortgage Insured, 6.25%, 2/01/26 . 3,900,000 3,913,398
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/42 ........................................................ 7,750,000 8,196,657
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/47 ........................................................ 10,370,000 10,904,775
Children's Hospital of Orange County Obligated Group, Revenue, 2021 B, Refunding,
5%, 11/01/27 ................................................... 1,000,000 1,126,411
Children's Hospital of Orange County Obligated Group, Revenue, 2021 B, Refunding,
5%, 11/01/29 ................................................... 1,350,000 1,552,328
City of Hope Obligated Group, Revenue, 2019, 5%, 11/15/49 ................. 27,000,000 27,981,234
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/35 . 6,600,000 6,662,435
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/36 . 8,650,000 8,721,721
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/38 . 10,075,000 10,126,523
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 3%, 4/01/44 . 4,340,000 3,472,391
El Camino Hospital, Revenue, 2017, 4.125%, 2/01/47 ...................... 11,000,000 11,060,190
El Camino Hospital, Revenue, 2017, 5%, 2/01/47 .......................... 12,500,000 13,314,112
Kaiser Foundation Hospitals, Revenue, 2017 A-2, 4%, 11/01/38 ............... 25,000,000 25,545,530
Kaiser Foundation Hospitals, Revenue, 2017 A-2, 4%, 11/01/44 ............... 385,000,000 389,158,885
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2012 A, Refunding, 5%, 8/15/51 ..................................... 39,455,000 39,762,638
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2016 B, 5%, 8/15/55 .............................................. 12,960,000 13,709,473
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2017 A, 5%, 11/15/56 ............................................. 22,000,000 23,370,277
Marshall Medical Center, Revenue, 2020 A, Refunding, California Mortgage Insured,
4%, 11/01/40 ................................................... 3,750,000 3,797,833
Marshall Medical Center, Revenue, 2020 A, Refunding, California Mortgage Insured,
5%, 11/01/50 ................................................... 25,065,000 27,481,336
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/40 ........................................................ 800,000 879,140
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/50 ........................................................ 1,625,000 1,761,719
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/55 ........................................................ 1,600,000 1,722,339
Providence St. Joseph Health Obligated Group, Revenue, 2014 A, 5%, 10/01/38 .. 5,110,000 5,286,496
Providence St. Joseph Health Obligated Group, Revenue, 2014 A, Pre-Refunded,
5%, 10/01/38 ................................................... 3,890,000 4,161,200
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/34 ........................................................ 1,000,000 1,075,723
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/39 ........................................................ 1,450,000 1,559,568

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Health Facilities Financing Authority, (continued)
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/44 ........................................................ $ 1,160,000 $ 1,244,127
Sutter Health Obligated Group, Revenue, 2013 A, Pre-Refunded, 5%, 8/15/52 .... 89,990,000 93,604,178
Sutter Health Obligated Group, Revenue, 2015 A, Pre-Refunded, 5%, 8/15/43 .... 20,000,000 21,806,310
Sutter Health Obligated Group, Revenue, 2016 B, 5%, 11/15/46 ............... 53,265,000 56,350,056
Sutter Health Obligated Group, Revenue, 2016 B, Pre-Refunded, 5%, 11/15/46 ... 36,705,000 41,133,682
Sutter Health Obligated Group, Revenue, 2017 A, Refunding, 4%, 11/15/48 ...... 36,810,000 36,978,281
Sutter Health Obligated Group, Revenue, 2018 A, 4%, 11/15/42 ............... 11,680,000 11,846,486
Sutter Health Obligated Group, Revenue, 2018 A, 5%, 11/15/48 ............... 34,500,000 36,685,606
California Housing Finance Agency ,
Revenue, 2019-1, A, 4.25%, 1/15/35 ................................... 48,211,304 48,822,527
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 14,654,050 14,666,181
Revenue, 2021-1, A, 3.5%, 11/20/35 ................................... 4,915,763 4,714,923
a,b
Shermanair Apartments Owner LP, Revenue, 144A, 2021 Q-1, Mandatory Put, 3%,
9/01/36 ........................................................ 22,535,000 19,854,346
b
Shermanair Apartments Owner LP, Revenue, 144A, 2021 Q-2, 5%, 9/01/36 ...... 1,940,000 1,720,670
California Infrastructure & Economic Development Bank ,
Revenue, 2015 A, Pre-Refunded, 5%, 10/01/40 ........................... 4,015,000 4,403,917
Revenue, 2015 A, Pre-Refunded, 5%, 10/01/43 ........................... 1,900,000 2,084,045
Revenue, 2018, 5%, 10/01/48 ........................................ 10,000,000 11,087,097
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2015 A,
Refunding, 5%, 11/01/41 ........................................... 8,000,000 8,331,026
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020 B,
Refunding, 5%, 11/01/29 ........................................... 5,000,000 5,779,174
Broad (The), Revenue, 2021 A, Refunding, 5%, 6/01/28 ..................... 5,750,000 6,578,574
a
California Academy of Sciences, Revenue, 2018 B, Refunding, Mandatory Put,
1.14%, 8/01/24 .................................................. 26,900,000 26,660,493
California State Teachers' Retirement System, Revenue, 2019, 5%, 8/01/44 ...... 2,120,000 2,313,270
California State Teachers' Retirement System, Revenue, 2019, 5%, 8/01/49 ...... 36,180,000 39,308,300
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 B, 4%,
11/01/45 ....................................................... 850,000 846,802
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 B, 4%,
11/01/50 ....................................................... 860,000 845,433
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 B, 4%,
11/01/55 ....................................................... 915,000 895,671
Los Angeles County Museum of Natural History Foundation, Revenue, 2020,
Refunding, 3%, 7/01/50 ............................................ 18,995,000 15,922,378
Los Angeles County Museum of Natural History Foundation, Revenue, 2020,
Refunding, 4%, 7/01/50 ............................................ 10,000,000 10,116,019
a
Museum Associates, Revenue, 2021 A, Refunding, Mandatory Put, 1.2%, 6/01/28 . 15,000,000 13,285,749
State of California Department of Transportation Seismic Surcharge, Revenue, First
Lien, 2003 A, Pre-Refunded, FGIC Insured, 5%, 7/01/29 ................... 50,985,000 57,573,939
State of California Department of Transportation Seismic Surcharge, Revenue, First
Lien, 2003 A, Pre-Refunded, AMBAC Insured, 5%, 7/01/33 ................. 13,460,000 15,460,684
California Municipal Finance Authority ,
Revenue, 2022 A-1, 4.25%, 12/01/37 ................................... 81,985,000 73,686,019
Revenue, Senior Lien, 2017 A, Refunding, 4%, 8/15/52 ..................... 27,350,000 26,071,724
1717 University Associates LLC, Revenue, 2020 A, 4.5%, 6/01/52 ............. 11,413,000 10,819,511
1717 University Associates LLC, Revenue, 2020 A-T, 5.25%, 6/01/52 ........... 3,407,000 3,242,832
California Institute of the Arts, Revenue, 2021, 4%, 10/01/51 ................. 2,355,000 2,378,696
b
Century CityView LP, Revenue, 144A, 2021 A, 4%, 11/01/36 .................. 5,000,000 4,621,521
Channing House, Revenue, 2017 B, California Mortgage Insured, 5%, 5/15/47 .... 10,000,000 10,777,943
CHF-Davis I LLC, Revenue, 2018, 5%, 5/15/51 ........................... 10,000,000 10,277,103
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/24 ................ 500,000 524,222
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/25 ................ 400,000 423,650
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/26 ................ 400,000 429,685

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/27 ................ $ 500,000 $ 543,080
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/28 ................ 400,000 437,591
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/29 ................ 600,000 660,934
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/30 ................ 700,000 775,019
Community Hospitals of Central California Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 2/01/46 ............................................ 15,000,000 16,172,248
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/42 ............................................ 5,500,000 5,823,124
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/47 ............................................ 20,750,000 21,854,626
Concordia University Irvine, Revenue, 2021, 4%, 1/01/37 .................... 1,040,000 1,063,670
Concordia University Irvine, Revenue, 2021, 4%, 1/01/38 .................... 1,000,000 1,022,387
Concordia University Irvine, Revenue, 2021, 4%, 1/01/39 .................... 1,100,000 1,124,194
Concordia University Irvine, Revenue, 2021, 4%, 1/01/40 .................... 1,175,000 1,201,506
Concordia University Irvine, Revenue, 2021, 4%, 1/01/41 .................... 1,280,000 1,307,866
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/42 .... 450,000 416,704
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/52 .... 1,000,000 890,199
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/56 .... 1,100,000 955,738
Eisenhower Medical Center, Revenue, 2017 A, Refunding, 5%, 7/01/42 ......... 5,100,000 5,268,594
Eisenhower Medical Center, Revenue, 2017 A, Refunding, 5%, 7/01/47 ......... 4,000,000 4,109,126
b
IH Lakes Concord LLC, Revenue, 144A, 2022 A, 4.375%, 12/01/32 ............ 22,510,000 21,551,038
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/49 ....................................................... 2,670,000 2,714,633
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/45 ... 23,300,000 24,772,758
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/37 8,500,000 8,955,350
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/38 5,000,000 5,260,952
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/43 17,400,000 18,185,803
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/47 61,850,000 64,329,202
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/41 .. 5,500,000 5,766,115
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/47 .... 8,650,000 8,927,899
Northern California Retired Officers Community, Revenue, 2019 A, California
Mortgage Insured, 5%, 1/01/43 ...................................... 10,000,000 10,969,519
Northern California Retired Officers Community, Revenue, 2019 A, California
Mortgage Insured, 5%, 1/01/49 ...................................... 18,990,000 20,722,424
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.75%, 12/01/43 .................................... 33,895,000 35,012,549
University of La Verne, Revenue, 2017 A, Refunding, 4%, 6/01/47 ............. 10,500,000 10,550,005
California Pollution Control Financing Authority ,
b
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 7/01/39 . 7,250,000 7,700,070
b
San Diego County Water Authority, Revenue, 144A, 2019, Refunding, 5%, 11/21/45 1,905,000 2,000,705
San Jose Water Co., Revenue, 2016, 4.75%, 11/01/46 ...................... 15,000,000 15,585,483
California Public School District Financing Authority , Southern Kern Unified School
District , Revenue , 1996 B , AGMC Insured , ETM, 5.9% , 9/01/26 ............... 995,000 1,076,221
b
California School Finance Authority ,
c
Revenue, 144A, 2022 A, 5%, 10/01/42 .................................. 1,325,000 1,377,831
c
Revenue, 144A, 2022 A, 5%, 10/01/52 .................................. 2,265,000 2,329,427
c
Revenue, 144A, 2022 A, 5%, 10/01/61 .................................. 3,905,000 3,965,156
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 2.125%, 8/01/31 . 500,000 426,109
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 4%, 8/01/36 .... 325,000 326,285
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 4%, 8/01/41 .... 525,000 522,442
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 4%, 8/01/51 .... 800,000 767,364
Aspire Public Schools Obligated Group, Revenue, 144A, 2022 A, 5%, 8/01/42 .... 1,000,000 1,061,159
Aspire Public Schools Obligated Group, Revenue, 144A, 2022 A, 5%, 8/01/52 .... 1,875,000 1,970,324
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/01/29 ............................................ 350,000 353,324

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
California School Finance Authority, (continued)
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/01/38 ............................................ $ 465,000 $ 443,560
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/01/48 ............................................ 675,000 612,322
Kipp SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 4%, 7/01/40 800,000 790,324
California State Public Works Board ,
Revenue, 2012 G, Refunding, 5%, 11/01/31 .............................. 16,520,000 16,775,812
Revenue, 2013 I, 5%, 11/01/38 ....................................... 40,000,000 41,615,200
Revenue, 2021 A, Refunding, 5%, 2/01/24 ............................... 5,440,000 5,728,730
Revenue, 2021 B, 5%, 5/01/30 ........................................ 1,250,000 1,471,644
State of California Department of Corrections & Rehabilitation, Revenue, 2019 C,
5%, 11/01/38 ................................................... 5,000,000 5,727,090
California State University ,
Revenue, 2014 A, Pre-Refunded, 5%, 11/01/39 ........................... 1,530,000 1,638,183
Revenue, 2014 A, Pre-Refunded, 5%, 11/01/39 ........................... 21,470,000 23,040,730
Revenue, 2014 A, Pre-Refunded, 5%, 11/01/44 ........................... 30,045,000 32,243,071
Revenue, 2014 A, Pre-Refunded, 5%, 11/01/44 ........................... 2,300,000 2,462,628
Revenue, 2015 A, Refunding, 5%, 11/01/43 .............................. 11,000,000 11,799,432
a
Revenue, 2016 B-2, Refunding, Mandatory Put, 0.55%, 11/01/26 .............. 12,000,000 10,783,972
Revenue, 2017 A, Refunding, 5%, 11/01/42 .............................. 29,105,000 31,719,659
Revenue, 2017 A, Refunding, 5%, 11/01/47 .............................. 63,000,000 68,283,275
Revenue, 2018 A, Refunding, 5%, 11/01/39 .............................. 19,920,000 22,292,199
Revenue, 2018 A, Refunding, 5%, 11/01/43 .............................. 16,870,000 18,771,794
Revenue, 2018 A, Refunding, 5%, 11/01/48 .............................. 12,395,000 13,712,612
Revenue, 2018 A, Refunding, 5%, 11/01/50 .............................. 17,385,000 19,205,903
Revenue, 2019 A, 5%, 11/01/44 ....................................... 13,540,000 15,253,995
Revenue, 2019 A, 5%, 11/01/51 ....................................... 40,470,000 45,260,389
California Statewide Communities Development Authority ,
Revenue, 2004 A, AGMC Insured, 5.25%, 10/01/24 ........................ 170,000 170,560
Adventist Health System/West Obligated Group, Revenue, 2015 A, Refunding, 5%,
3/01/35 ........................................................ 9,250,000 9,783,973
Adventist Health System/West Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/48 ........................................................ 67,585,000 72,071,786
Collis P and Howard Huntington Memorial Hospital Obligated Group, Revenue, 2018,
5%, 7/01/48 .................................................... 7,980,000 8,532,952
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2014, Pre-Refunded,
AGMC Insured, 5.25%, 10/01/43 ..................................... 3,000,000 3,222,601
Marin General Hospital Obligated Group, Revenue, 2018 A, 5%, 8/01/34 ........ 1,225,000 1,312,449
Methodist Hospital of Southern California Obligated Group, Revenue, 2018,
Refunding, 4%, 1/01/34 ............................................ 3,485,000 3,519,895
Poway RHF Housing, Inc., Revenue, 2013 A, California Mortgage Insured, 5.25%,
11/15/35 ....................................................... 2,000,000 2,086,160
Redwoods (The), A Community of Seniors, Revenue, 2013, Pre-Refunded, California
Mortgage Insured, 5.125%, 11/15/35 .................................. 2,000,000 2,097,999
Redwoods (The), A Community of Seniors, Revenue, 2013, Pre-Refunded, California
Mortgage Insured, 5.375%, 11/15/44 .................................. 7,250,000 7,631,146
Carlsbad Unified School District ,
GO, 2009 B, Refunding, 6%, 5/01/34 ................................... 14,000,000 15,062,355
GO, 2011 C, Zero Cpn., 8/01/35 ....................................... 33,000,000 36,320,014
GO, B, 2%, 8/01/23 ................................................ 1,000,000 1,004,667
GO, B, 2%, 8/01/24 ................................................ 1,000,000 1,000,273
Centinela Valley Union High School District ,
GO, 2004 A, Refunding, NATL Insured, 5.5%, 8/01/33 ...................... 15,630,000 18,134,018
GO, 2012 B, Refunding, AGMC Insured, 5%, 8/01/50 ....................... 3,850,000 3,874,066

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Cerritos Public Financing Authority , Tax Allocation , 2002 A , AMBAC Insured , 5% ,
11/01/22 ........................................................ $ 1,675,000 $ 1,679,076
Chabot-Las Positas Community College District ,
GO, B, 5%, 8/01/22 ................................................ 14,000,000 14,088,681
GO, B, 5%, 8/01/23 ................................................ 14,400,000 14,961,528
GO, B, 5%, 8/01/24 ................................................ 5,500,000 5,849,199
Chaffey Joint Union High School District , GO , B , 5% , 8/01/44 ..................
27,500,000 29,046,617
Charter Oak Unified School District , GO , 2015 A , Pre-Refunded , AGMC Insured , 5% ,
8/01/40 ......................................................... 5,000,000 5,441,472
Chico Unified School District , GO , 2012 A , Pre-Refunded , 5% , 8/01/43 ...........
8,000,000 8,315,744
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2003-3, Special Tax, 2021, 4%,
9/01/41 ........................................................ 1,710,000 1,660,405
City of Chino Community Facilities District No. 2003-3, Special Tax, 2021, 4%,
9/01/46 ........................................................ 1,000,000 946,284
City of Chino Community Facilities District No. 2003-3, Special Tax, 2021, 4%,
9/01/51 ........................................................ 1,250,000 1,169,315
Chino Valley Unified School District ,
GO, 2020 B, 3.375%, 8/01/50 ......................................... 20,500,000 19,266,872
GO, 2020 B, 5%, 8/01/55 ............................................ 12,500,000 14,098,301
City of Corona ,
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2020,
4%, 9/01/45 .................................................... 650,000 624,741
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2020,
4%, 9/01/50 .................................................... 1,500,000 1,417,043
City of Fontana ,
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/45 ........... 850,000 810,931
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/50 ........... 900,000 846,038
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/45 ........... 1,100,000 1,049,440
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/51 ........... 1,545,000 1,447,691
Community Facilities District No. 89, Special Tax, 2020, 4%, 9/01/40 ........... 750,000 732,796
Community Facilities District No. 89, Special Tax, 2020, 4%, 9/01/51 ........... 1,500,000 1,405,525
Community Facilities District No. 90, Special Tax, 2021, 4%, 9/01/41 ........... 530,000 517,361
Community Facilities District No. 90, Special Tax, 2021, 4%, 9/01/46 ........... 475,000 451,534
Community Facilities District No. 90, Special Tax, 2021, 4%, 9/01/51 ........... 1,825,000 1,710,056
City of Irvine ,
Assessment District No. 21-1, 1915 Act, Special Assessment, Refunding, 4%,
9/02/23 ........................................................ 1,630,000 1,676,298
Assessment District No. 21-1, 1915 Act, Special Assessment, Refunding, 4%,
9/02/26 ........................................................ 1,245,000 1,305,767
Assessment District No. 21-1, 1915 Act, Special Assessment, Refunding, 4%,
9/02/27 ........................................................ 1,500,000 1,581,186
City of Lincoln ,
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/39 290,000 288,620
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/40 160,000 157,333
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/43 320,000 310,564
City of Long Beach ,
Harbor, Revenue, 2017 C, Refunding, 5%, 5/15/47 ......................... 15,660,000 16,901,030
Harbor, Revenue, 2019 A, 5%, 5/15/44 .................................. 23,750,000 26,416,030
City of Los Angeles ,
Revenue, 1993-1, Refunding, NATL, FHA Insured, 6.5%, 7/01/22 .............. 45,000 45,152
Department of Airports, Revenue, 2015 D, 5%, 5/15/41 ..................... 14,500,000 15,233,264
Department of Airports, Revenue, 2016 B, 5%, 5/15/41 ...................... 12,500,000 13,171,614
Department of Airports, Revenue, 2016 B, 5%, 5/15/46 ...................... 53,000,000 55,569,239
Department of Airports, Revenue, 2017 A, 5%, 5/15/47 ...................... 55,350,000 58,618,733
Department of Airports, Revenue, 2018 A, 5%, 5/15/44 ...................... 60,000,000 64,374,192
Department of Airports, Revenue, 2018 A, 5.25%, 5/15/48 ................... 10,000,000 10,817,961

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles, (continued)
Department of Airports, Revenue, 2018 C, 5%, 5/15/37 ..................... $ 9,550,000 $ 10,285,883
Department of Airports, Revenue, 2018 E, Refunding, 5%, 5/15/43 ............. 15,005,000 16,774,633
Department of Airports, Revenue, 2018 E, Refunding, 5%, 5/15/48 ............. 33,145,000 36,824,599
Department of Airports, Revenue, 2019 E, 5%, 5/15/44 ...................... 32,670,000 36,321,055
Department of Airports, Revenue, 2019 E, 5%, 5/15/49 ...................... 52,405,000 57,966,570
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/35 ............. 10,500,000 11,997,890
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/36 ............. 11,000,000 12,555,806
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/38 ............. 11,925,000 13,572,876
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/39 ............. 15,265,000 17,346,715
Department of Airports, Revenue, Senior Lien, 2020 C, 5%, 5/15/37 ............ 6,595,000 7,325,844
Wastewater System, Revenue, 2015 A, 5%, 6/01/44 ........................ 9,000,000 9,573,285
Wastewater System, Revenue, 2015 C, Refunding, 5%, 6/01/45 ............... 24,690,000 26,240,754
Wastewater System, Revenue, 2018 A, 5%, 6/01/48 ........................ 11,275,000 12,474,451
City of Menifee ,
Community Facilities District No. 2019-1 Meadow Run, Special Tax, 2022, 4%,
9/01/37 ........................................................ 320,000 320,038
Community Facilities District No. 2019-1 Meadow Run, Special Tax, 2022, 3%,
9/01/43 ........................................................ 135,000 104,174
Community Facilities District No. 2019-1 Meadow Run, Special Tax, 2022, 4%,
9/01/51 ........................................................ 565,000 529,414
City of Newport Beach , Assessment District No. 113 , 1915 Act, Special Assessment ,
2021 A , 2.25% , 9/02/41 ............................................. 1,315,000 952,421
City of Ontario ,
Community Facilities District No. 13, Special Tax, 2021, Refunding, 4%, 9/01/38 ... 400,000 390,034
Community Facilities District No. 45, Special Tax, 2020, 4%, 9/01/43 ........... 410,000 398,472
Community Facilities District No. 45, Special Tax, 2020, 4%, 9/01/51 ........... 1,565,000 1,473,812
Community Facilities District No. 53, Special Tax, 2021, 4%, 9/01/36 ........... 525,000 514,725
Community Facilities District No. 53, Special Tax, 2021, 4%, 9/01/42 ........... 650,000 613,807
City of Orange , Community Facilities District No. 06-1 , Special Tax , 2015 , Refunding ,
AGMC Insured , 5% , 10/01/40 ......................................... 7,500,000 8,065,629
City of Pasadena , Electric , Revenue , 2016 A , Refunding , 4% , 6/01/46 ............
22,625,000 22,891,188
City of Perris , Revenue , 1988 A , GNMA Insured , ETM, Zero Cpn., 6/01/23 .........
19,095,000 18,716,491
City of Riverside ,
Electric, Revenue, 2013 A, Refunding, 5%, 10/01/43 ....................... 11,535,000 11,970,099
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/40 ......................... 25,000,000 26,802,308
City of Roseville , Electric System , COP , 2004 , AGMC Insured , 5% , 2/01/34 ........
5,000 5,015
City of Sacramento ,
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/43 .................... 6,035,000 6,643,919
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/48 .................... 19,830,000 21,723,232
Transient Occupancy Tax, Revenue, 2018 C, 5%, 6/01/48 ................... 9,415,000 10,313,879
Water, Revenue, 2013, Pre-Refunded, 5%, 9/01/38 ........................ 21,630,000 22,522,934
City of Santa Paula ,
Harvest Community Facilities District No. 1 Improvement Area A, Special Tax, 2022,
4%, 9/01/42 .................................................... 575,000 556,451
Harvest Community Facilities District No. 1 Improvement Area A, Special Tax, 2022,
4%, 9/01/47 .................................................... 1,460,000 1,379,051
Harvest Community Facilities District No. 1 Improvement Area A, Special Tax, 2022,
4%, 9/01/52 .................................................... 3,530,000 3,296,739
City of Santa Rosa ,
Wastewater, Revenue, 2020 A, 5%, 9/01/34 .............................. 6,700,000 7,823,400
Wastewater, Revenue, 2020 A, 5%, 9/01/35 .............................. 3,100,000 3,605,008
City of Upland , San Antonio Regional Hospital Obligated Group , COP , Refunding , 5% ,
1/01/47 ......................................................... 14,400,000 15,154,462
City of Vernon ,
Electric System, Revenue, 2021 A, 5%, 10/01/27 .......................... 2,500,000 2,729,086
Electric System, Revenue, 2021 A, 5%, 4/01/28 ........................... 2,000,000 2,192,626

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Vernon, (continued)
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/35 .................. $ 1,420,000 $ 1,574,573
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/39 .................. 425,000 464,339
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/40 .................. 365,000 397,749
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/41 .................. 420,000 456,925
b
CMFA Special Finance Agency ,
Revenue, Senior Lien, 144A, 2022 A-1, 4%, 8/01/58 ........................ 26,500,000 23,121,703
Latitude33, Revenue, 144A, 2021 A-1, 3%, 12/01/56 ....................... 9,000,000 6,412,183
Solana at Grand, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 8/01/56 .......... 54,800,000 51,494,519
b
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-1 , 3% , 8/01/56 .............................................. 94,250,000 71,858,387
b
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Senior Lien ,
144A, 2021 A-1 , 3% , 8/01/56 ......................................... 34,750,000 26,494,206
b
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 21,333,337
Coachella Valley Unified School District ,
GO, C, AGMC Insured, Zero Cpn., 8/01/36 ............................... 8,000,000 4,608,824
GO, C, AGMC Insured, Zero Cpn., 8/01/37 ............................... 8,000,000 4,395,945
GO, C, AGMC Insured, Zero Cpn., 8/01/40 ............................... 7,500,000 3,531,075
GO, C, AGMC Insured, Zero Cpn., 8/01/43 ............................... 10,000,000 3,986,999
Coalinga-Huron Joint Unified School District , GO , B , BAM Insured , 5% , 8/01/48 .....
13,210,000 14,309,563
Colton Joint Unified School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/42 .
16,365,000 7,268,346
Compton Community Redevelopment Agency ,
Successor Agency, Tax Allocation, Second Lien, 2010 B, 5.7%, 8/01/30 ......... 10,000,000 10,018,489
Successor Agency, Tax Allocation, Second Lien, 2010 B, 6%, 8/01/35 ........... 11,160,000 11,182,963
Successor Agency, Tax Allocation, Second Lien, 2010 B, 6%, 8/01/42 ........... 10,000,000 10,019,304
Contra Costa Community College District , GO , 2020 C , 4% , 8/01/34 .............
1,375,000 1,474,409
Corona-Norco Unified School District ,
GO, 1998 B, AGMC Insured, Zero Cpn., 9/01/23 ........................... 2,320,000 2,262,274
GO, 1998 B, AGMC Insured, Zero Cpn., 9/01/24 ........................... 2,620,000 2,484,009
GO, 1998 B, AGMC Insured, Zero Cpn., 3/01/25 ........................... 1,400,000 1,306,834
GO, 1998 C, NATL Insured, Zero Cpn., 9/01/25 ........................... 4,655,000 4,281,173
GO, 1998 C, NATL Insured, Zero Cpn., 9/01/26 ........................... 6,080,000 5,424,662
GO, A, Pre-Refunded, 5%, 8/01/44 ..................................... 20,000,000 21,817,248
County of Madera , Childrens Hospital Central California Obligated Group , COP , 1998 ,
NATL Insured , 5% , 3/15/23 ........................................... 1,870,000 1,884,118
County of Riverside ,
Revenue, 1988 B, GNMA Insured, ETM, Zero Cpn., 6/01/23 .................. 26,160,000 25,679,459
Community Facilities District No. 07-2, Special Tax, 2020, AGMC Insured, 4%,
9/01/45 ........................................................ 2,730,000 2,786,701
County of Sacramento ,
Airport System, Revenue, 2016 B, Refunding, 5%, 7/01/41 ................... 9,000,000 9,582,525
Airport System, Revenue, Senior Lien, 2016 A, Refunding, 5%, 7/01/41 ......... 10,000,000 10,647,250
Community Facilities District No. 2014-2, Special Tax, 2021, 4%, 9/01/41 ........ 325,000 319,784
Community Facilities District No. 2014-2, Special Tax, 2021, 4%, 9/01/46 ........ 325,000 312,249
b
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim, Revenue, Senior Lien, 144A, 2021 A-1, 3.35%,
4/01/47 ........................................................ 10,000,000 8,572,188
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-1, 3.6%, 5/01/47 ....... 10,000,000 8,673,226
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-2, 3.25%, 5/01/57 ...... 12,500,000 9,598,761
Acacia on Santa Rosa Creek, Revenue, Senior Lien, 144A, 2021 A, 4%, 10/01/56 . 13,000,000 12,214,168
Cameo/Garrison Apartments, Revenue, 144A, 2021 B, 4%, 3/01/57 ............ 12,000,000 9,391,483
Cameo/Garrison Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 2.8%, 3/01/47 21,900,000 17,586,830
Cameo/Garrison Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 3/01/57 . 7,430,000 5,651,682
Crescent (The), Revenue, Senior Lien, 144A, 2022 A-1, 3.25%, 7/01/43 ......... 6,530,000 5,433,697
Crescent (The), Revenue, Senior Lien, 144A, 2022 A-2, 4.3%, 7/01/59 .......... 18,250,000 16,705,190
Dublin, Revenue, 144A, 2021 B, 4%, 2/01/57 ............................. 16,110,000 12,508,137

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
CSCDA Community Improvement Authority, (continued)
Dublin, Revenue, Senior Lien, 144A, 2021 A-1, 2.45%, 2/01/47 ............... $ 41,700,000 $ 33,489,929
Dublin, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 2/01/57 .................. 45,500,000 34,621,437
Escondido Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/48 ........ 10,000,000 7,727,683
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-1, 2.875%, 8/01/41 20,520,000 18,054,939
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-2, 3.125%, 8/01/56 44,465,000 33,726,880
Monterey Station Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 7/01/43 . 8,000,000 6,480,882
Park Crossing Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 12/01/58 . 18,750,000 14,053,239
Pasadena Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 2.65%, 12/01/46 ..... 1,430,000 1,147,648
Pasadena Portfolio, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 12/01/56 ....... 39,820,000 30,320,776
Theo Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3.5%, 5/01/47 ........ 5,000,000 4,434,035
Towne at Glendale Apartments, Revenue, 144A, 2022 A, Zero Cpn., 9/01/62 ..... 53,000,000 31,129,767
Vineyard Garden Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 10/01/58 14,000,000 10,342,951
Waterscape Apartments, Revenue, Senior Lien, 144A, 2021 A, 3%, 9/01/56 ...... 5,000,000 3,810,821
Westgate Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/47 ...... 14,500,000 11,459,430
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 12/01/49 ... 30,000,000 21,693,264
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 4%, 12/01/58 ... 25,000,000 21,380,670
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
A , Refunding , 5% , 12/15/47 .......................................... 17,870,000 17,881,471
Day Creek Square Public Facilities ,
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/40 ........ 625,000 589,687
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/45 ........ 700,000 642,186
Delano Joint Union High School District , GO , 2003 A , Refunding , NATL Insured , 5.15% ,
2/01/32 ......................................................... 8,520,000 9,664,681
East Bay Municipal Utility District ,
Water System, Revenue, 2014 A, Refunding, 5%, 6/01/35 ................... 10,000,000 10,566,791
Water System, Revenue, 2014 C, 5%, 6/01/44 ............................ 14,000,000 14,720,360
Water System, Revenue, 2015 A, Refunding, 5%, 6/01/36 ................... 7,355,000 7,922,415
Water System, Revenue, 2015 C, 4%, 6/01/45 ............................ 9,070,000 9,196,738
Water System, Revenue, 2019 A, 5%, 6/01/44 ............................ 4,000,000 4,534,758
Water System, Revenue, 2019 A, 5%, 6/01/49 ............................ 11,700,000 13,192,019
Eastern Municipal Water District ,
Revenue, 2021 A, Refunding, 4%, 7/01/26 ............................... 2,250,000 2,404,243
Revenue, 2021 A, Refunding, 4%, 7/01/27 ............................... 1,750,000 1,891,727
a
Revenue, 2021 B, Refunding, Mandatory Put, 0.89%, 7/01/24 ................ 7,500,000 7,427,621
Community Facilities District No. 2017-79, Special Tax, 2021, 4%, 9/01/46 ....... 2,815,000 2,667,827
Community Facilities District No. 2017-79, Special Tax, 2021, 4%, 9/01/51 ....... 3,405,000 3,195,882
Community Facilities District No. 2019-83, Special Tax, 2022, 4%, 9/01/51 ....... 2,790,000 2,614,277
Eastern Municipal Water District Financing Authority , Revenue , 2015 B , 5% , 7/01/46 .
30,705,000 32,707,866
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/38
1,500,000 1,612,574
Fairfax School District , GO , 2010 , AGMC Insured , Zero Cpn., 11/01/48 ...........
10,380,000 3,141,585
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
2.493% , 7/25/35 ................................................... 1,044,410 936,935
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 , GO ,
C , 4% , 10/01/43 ................................................... 17,500,000 18,041,515
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, AGMC Insured, 5%, 1/15/42 ................... 10,000,000 10,413,779
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/49 ............................ 305,000,000 325,446,254
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/53 ............................ 190,000,000 202,737,011
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/31 .............. 35,000,000 38,053,071
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/32 .............. 37,260,000 40,689,314
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/37 .............. 41,250,000 23,970,189
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/38 .............. 77,650,000 43,178,152
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/39 .............. 56,100,000 29,823,484
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 130,000,000 55,475,225
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 98,000,000 109,998,297
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/23 .................... 5,765,000 5,717,511

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Foothill-Eastern Transportation Corridor Agency, (continued)
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/24 .................... $ 72,045,000 $ 70,010,507
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/25 .................... 20,660,000 19,593,913
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/26 .................... 23,475,000 21,726,418
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/27 .................... 15,000,000 13,523,568
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/28 .................... 2,000,000 1,733,581
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/29 .................... 35,310,000 29,664,814
Revenue, Senior Lien, 2021 A, Refunding, 4%, 1/15/46 ..................... 7,500,000 7,510,172
Fowler Unified School District ,
GO, 2010 C, AGMC Insured, Zero Cpn., 8/01/41 .......................... 3,095,000 1,498,411
GO, 2010 C, AGMC Insured, Zero Cpn., 8/01/42 .......................... 3,005,000 1,390,488
Franklin-Mckinley School District , GO , C , Pre-Refunded , BAM Insured , 5% , 8/01/44 .
5,000,000 5,197,340
Fremont Union High School District , GO , 2021 A , 2% , 8/01/23 ..................
3,000,000 3,014,347
Fresno Unified School District , GO , 1999 C , Refunding , NATL Insured , 5.9% , 8/01/22
405,000 408,010
Fullerton School District , GO , 2002 A , NATL Insured , Zero Cpn., 8/01/23 ..........
3,030,000 2,960,526
Fullerton School District Financing Authority , Special Tax, Senior Lien , 2013 A , Pre-
Refunded , AGMC Insured , 5% , 9/01/31 ................................. 2,500,000 2,601,623
Glendale Community College District , GO , 2003 C , NATL Insured , Zero Cpn., 8/01/28
15,000,000 11,674,823
Glendora Public Finance Authority , Glendora Community Redevelopment Agency , Tax
Allocation , 2003 A , NATL Insured , 5% , 9/01/24 ............................ 2,850,000 2,856,415
Golden State Tobacco Securitization Corp. ,
Revenue, 2015 A, Pre-Refunded, 5%, 6/01/35 ............................ 25,000,000 27,201,355
Revenue, 2015 A, Pre-Refunded, 5%, 6/01/40 ............................ 212,525,000 231,238,719
Revenue, 2015 A, Pre-Refunded, 5%, 6/01/45 ............................ 308,395,000 335,550,475
Revenue, 2018 A-1, Pre-Refunded, 5%, 6/01/35 ........................... 28,340,000 32,904,514
Golden Valley Unified School District Financing Authority ,
Community Facilities District No. 2017-1, Revenue, 2021 A, 4%, 9/01/46 ........ 250,000 238,734
Community Facilities District No. 2017-1, Revenue, 2021 A, 4%, 9/01/51 ........ 500,000 470,079
Community Facilities District No. 2017-1, Revenue, 2021 A, 4%, 9/01/56 ........ 745,000 695,386
Grossmont Union High School District , GO , 2004 , AGMC Insured , Zero Cpn., 8/01/24
5,110,000 4,841,854
Grossmont-Cuyamaca Community College District , GO , 2018 B , 4% , 8/01/47 ......
10,000,000 10,166,808
Hacienda La Puente Unified School District , GO , 2017 A , 4% , 8/01/47 ............
655,000 664,313
Hartnell Community College District , GO , 2009 C , Zero Cpn., 8/01/33 ............
20,000,000 24,923,022
Hawthorne School District , GO , 2008 C , AGMC Insured , Zero Cpn., 8/01/48 .......
37,665,000 11,779,872
Huntington Beach City School District , GO , 2003 A , NATL Insured , Zero Cpn., 8/01/28
10,005,000 8,059,872
Independent Cities Finance Authority ,
Augusta Communities LLC, Revenue, 2022 A, Refunding, 5.25%, 5/15/56 ....... 4,000,000 4,209,989
b
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/36 ... 700,000 722,532
b
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/41 ... 900,000 919,727
b
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/46 ... 925,000 946,018
b
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/51 ... 1,250,000 1,278,105
Millennium Housing LLC, Revenue, 2021 A, Refunding, 3%, 9/15/46 ........... 1,000,000 805,121
Millennium Housing LLC, Revenue, 2021 A, Refunding, 3%, 9/15/56 ........... 2,000,000 1,484,758
Irvine Unified School District ,
Special Tax, 2020 A, 4%, 9/01/40 ...................................... 2,960,000 2,952,044
Special Tax, 2020 A, 4%, 9/01/44 ...................................... 6,250,000 6,134,900
Special Tax, 2020 A, BAM Insured, 4%, 9/01/50 ........................... 8,000,000 8,168,130
Special Tax, 2020 A, BAM Insured, 4%, 9/01/54 ........................... 12,285,000 12,529,645
Community Facilities District No. 01-1, Special Tax, 2015, Refunding, BAM Insured,
5%, 9/01/38 .................................................... 7,000,000 7,451,494
Community Facilities District No. 09-1, Special Tax, 2017 D, 5%, 3/01/57 ........ 10,000,000 10,489,359
Jefferson Union High School District ,
GO, 2000 A, Refunding, NATL Insured, 6.45%, 8/01/25 ..................... 2,045,000 2,189,926
GO, 2000 A, Refunding, NATL Insured, 6.45%, 8/01/29 ..................... 3,075,000 3,621,432
Jurupa Community Services District ,
Community Facilities District No. 52, Special Tax, 2021 A, 4%, 9/01/39 .......... 135,000 134,357

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Jurupa Community Services District, (continued)
Community Facilities District No. 52, Special Tax, 2021 A, 4%, 9/01/40 .......... $ 140,000 $ 136,614
Community Facilities District No. 52, Special Tax, 2021 A, 4%, 9/01/50 .......... 1,000,000 943,141
Community Facilities District No. 54, Special Tax, 2021 A, 4%, 9/01/46 .......... 900,000 852,946
Community Facilities District No. 54, Special Tax, 2021 A, 4%, 9/01/51 .......... 875,000 819,890
Jurupa Public Financing Authority ,
Special Tax, 2013 A, AGMC Insured, 5.125%, 9/01/37 ...................... 4,000,000 4,160,135
Special Tax, 2013 A, AGMC Insured, 5.25%, 9/01/42 ....................... 3,250,000 3,386,738
Jurupa Unified School District , GO , 2015 A , Pre-Refunded , 5% , 8/01/39 ..........
10,165,000 11,088,616
La Mirada Redevelopment Agency Successor Agency , Tax Allocation , 2010 A ,
Refunding , AGMC Insured , 5% , 8/15/28 ................................. 1,855,000 1,859,536
La Palma Community Development Commission Successor Agency , Tax Allocation ,
1993 , Refunding , 6.1% , 6/01/22 ....................................... 145,000 145,000
Lakeside Union School District , GO , 2010 B , Zero Cpn., 8/01/45 ................
11,540,000 4,424,056
Lammersville Joint Unified School District , GO , 2016 A , 4% , 8/01/46 .............
41,340,000 41,843,534
Lancaster School District ,
GO, 1999, NATL Insured, Zero Cpn., 8/01/25 ............................. 5,495,000 5,040,090
GO, 1999, NATL Insured, Zero Cpn., 7/01/26 ............................. 5,965,000 5,313,919
Lassen Municipal Utility District , COP , 2021 , 4% , 5/01/51 ......................
3,000,000 3,007,993
Lawndale Redevelopment Agency ,
Tax Allocation, 2009, AGMC Insured, 5.5%, 8/01/39 ........................ 10,280,000 10,315,901
Tax Allocation, 2009, AGMC Insured, 5.5%, 8/01/44 ........................ 6,085,000 6,106,250
Lemon Grove School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/50 .....
20,990,000 6,472,010
Lodi Unified School District , GO , 2017 , 4% , 8/01/41 ..........................
15,000,000 15,428,708
Long Beach Bond Finance Authority ,
Revenue, 2007 A, 5.5%, 11/15/28 ..................................... 8,000,000 9,031,925
Revenue, 2007 A, 5%, 11/15/29 ....................................... 17,465,000 19,322,340
Revenue, 2007 A, 5.5%, 11/15/30 ..................................... 5,000,000 5,739,916
Revenue, 2007 A, 5%, 11/15/35 ....................................... 69,855,000 79,335,455
Revenue, 2007 A, 5.5%, 11/15/37 ..................................... 35,000,000 41,960,649
Los Angeles Community College District , GO , 2016 , Refunding , 5% , 8/01/38 .......
10,000,000 10,948,094
Los Angeles County Metropolitan Transportation Authority ,
Revenue, 2020 A, Refunding, 5%, 6/01/35 ............................... 18,960,000 22,090,232
Revenue, 2021 A, 5%, 6/01/25 ........................................ 10,000,000 10,865,313
Sales Tax, Revenue, 2016 A, Refunding, 5%, 6/01/35 ....................... 17,655,000 19,372,307
Sales Tax, Revenue, 2016 A, Refunding, 5%, 6/01/37 ....................... 10,970,000 11,994,918
Sales Tax, Revenue, 2016 A, Refunding, 5%, 6/01/38 ....................... 28,160,000 30,729,293
Sales Tax, Revenue, 2016 A, Refunding, 5%, 6/01/39 ....................... 10,000,000 10,894,401
Sales Tax, Revenue, 2019 A, 5%, 7/01/44 ............................... 32,030,000 35,797,859
Sales Tax, Revenue, 2020 A, Refunding, 5%, 6/01/36 ....................... 11,990,000 13,916,384
Sales Tax, Revenue, 2020 A, Refunding, 5%, 6/01/37 ....................... 6,500,000 7,524,399
Sales Tax, Revenue, 2021 A, 5%, 6/01/22 ............................... 7,000,000 7,000,000
Sales Tax, Revenue, 2021 A, 5%, 6/01/23 ............................... 7,000,000 7,232,554
Sales Tax, Revenue, 2021 A, 5%, 6/01/24 ............................... 5,500,000 5,833,965
Sales Tax, Revenue, 2021 A, 5%, 6/01/32 ............................... 4,000,000 4,783,903
Los Angeles County Sanitation Districts Financing Authority ,
Revenue, 2016 A, Refunding, 4%, 10/01/42 .............................. 16,430,000 16,619,283
Revenue, 2022 A, 5%, 10/01/25 ....................................... 6,830,000 7,480,025
Los Angeles Department of Water & Power ,
Revenue, 2020 B, Refunding, 5%, 7/01/39 ............................... 16,420,000 18,979,614
Revenue, 2020 B, Refunding, 5%, 7/01/40 ............................... 14,950,000 17,266,021
Revenue, 2020 B, Refunding, 5%, 7/01/45 ............................... 8,500,000 9,747,911
Revenue, 2020 B, Refunding, 5%, 7/01/50 ............................... 62,155,000 70,674,176
Revenue, 2021 C, 5%, 7/01/40 ........................................ 8,020,000 9,397,449
Power System, Revenue, 2014 B, 5%, 7/01/43 ............................ 62,000,000 64,513,145
Power System, Revenue, 2014 D, 5%, 7/01/44 ............................ 51,940,000 54,677,654

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Department of Water & Power, (continued)
Power System, Revenue, 2014 E, 5%, 7/01/44 ............................ $ 34,000,000 $ 35,792,072
Power System, Revenue, 2015 A, Refunding, 5%, 7/01/35 ................... 15,105,000 16,072,507
Power System, Revenue, 2015 A, Refunding, 5%, 7/01/36 ................... 17,795,000 18,916,423
Power System, Revenue, 2016 A, Refunding, 5%, 7/01/46 ................... 15,000,000 16,063,224
Power System, Revenue, 2016 B, 5%, 7/01/35 ............................ 11,995,000 13,040,195
Power System, Revenue, 2017 A, 5%, 7/01/42 ............................ 7,710,000 8,413,974
Power System, Revenue, 2017 A, 5%, 7/01/47 ............................ 16,000,000 17,363,784
Power System, Revenue, 2019 A, 5%, 7/01/45 ............................ 27,090,000 30,397,976
Power System, Revenue, 2019 A, 5%, 7/01/49 ............................ 9,185,000 10,263,786
Water System, Revenue, 2012 A, 5%, 7/01/43 ............................ 40,545,000 40,631,296
Water System, Revenue, 2012 A, Refunding, 5%, 7/01/43 ................... 40,550,000 40,677,380
Water System, Revenue, 2014 A, 5%, 7/01/44 ............................ 50,000,000 52,677,135
Water System, Revenue, 2016 A, Refunding, 5%, 7/01/46 ................... 62,660,000 67,189,710
Water System, Revenue, 2017 A, Refunding, 5%, 7/01/44 ................... 72,060,000 78,580,010
Water System, Revenue, 2018 A, 5%, 7/01/43 ............................ 13,805,000 15,325,288
Water System, Revenue, 2018 A, 5%, 7/01/48 ............................ 22,375,000 24,699,613
Water System, Revenue, 2018 B, Refunding, 5%, 7/01/48 ................... 10,000,000 11,123,974
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/37 ................... 6,035,000 7,009,036
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/38 ................... 20,350,000 23,594,433
Water System, Revenue, 2020 C, Refunding, 5%, 7/01/39 ................... 8,100,000 9,388,023
Los Angeles Unified School District ,
GO, 2017 A, Refunding, 5%, 7/01/25 ................................... 18,750,000 20,366,254
GO, 2020 A, Refunding, 5%, 7/01/32 ................................... 18,480,000 21,442,893
GO, 2020 A, Refunding, 5%, 7/01/33 ................................... 16,520,000 19,127,145
GO, 2020 C, 4%, 7/01/33 ............................................ 10,820,000 11,660,808
GO, 2020 C, 4%, 7/01/36 ............................................ 7,865,000 8,321,223
Los Gatos-Saratoga Joint High School District ,
GO, A, 4%, 8/01/39 ................................................ 10,635,000 10,800,403
GO, A, 4%, 8/01/44 ................................................ 16,090,000 16,263,362
Los Rios Community College District ,
GO, E, 3%, 8/01/23 ................................................ 10,560,000 10,731,764
GO, E, 3%, 8/01/24 ................................................ 8,250,000 8,427,862
McFarland Public Financing Authority , Revenue , 2010 A , AGMC Insured , 5% , 10/01/40
5,115,000 5,130,562
Menifee Union School District ,
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/26 ........ 75,000 77,262
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/27 ........ 140,000 144,065
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/28 ........ 105,000 107,668
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/45 .................................................... 875,000 833,546
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/51 .................................................... 1,825,000 1,701,510
Community Facilities District No. 2019-2, Special Tax, 2021, 4%, 9/01/35 ........ 200,000 200,669
Community Facilities District No. 2019-2, Special Tax, 2021, 4%, 9/01/44 ........ 565,000 542,654
Community Facilities District No. 2019-2, Special Tax, 2021, 4%, 9/01/51 ........ 675,000 632,486
Metropolitan Water District of Southern California ,
Revenue, 2015 A, 5%, 7/01/40 ........................................ 10,000,000 10,701,193
a
Revenue, 2017 C, Mandatory Put, 0.93%, 5/21/24 ......................... 13,000,000 12,968,983
a
Revenue, 2017 D, Refunding, Mandatory Put, 0.93%, 5/21/24 ................ 10,000,000 9,976,166
a
Revenue, 2017 E, Refunding, Mandatory Put, 0.93%, 5/21/24 ................ 13,000,000 12,969,016
Revenue, 2020 A, 5%, 10/01/45 ....................................... 16,665,000 18,954,884
Revenue, 2021 B, Refunding, 4%, 10/01/24 .............................. 4,070,000 4,254,802
Revenue, 2021 B, Refunding, 4%, 10/01/25 .............................. 2,000,000 2,122,274
Middle Fork Project Finance Authority ,
Revenue, 2020, Refunding, 5%, 4/01/27 ................................. 3,000,000 3,297,415
Revenue, 2020, Refunding, 5%, 4/01/31 ................................. 3,895,000 4,381,260
Revenue, 2020, Refunding, 5%, 4/01/36 ................................. 7,330,000 8,137,686

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Midpeninsula Regional Open Space District , GO , 2018 , 4% , 9/01/48 .............
$ 11,220,000 $ 11,433,475
Milpitas Redevelopment Agency Successor Agency , Tax Allocation , 1997 , NATL
Insured , ETM, 5.5% , 1/15/24 ......................................... 3,830,000 3,981,875
Modesto High School District ,
GO, 2002 A, NATL Insured, Zero Cpn., 8/01/23 ........................... 10,815,000 10,570,678
GO, 2002 A, NATL Insured, Zero Cpn., 5/01/27 ........................... 12,770,000 11,173,476
Monterey Peninsula Unified School District , GO , 2016 C , Refunding , 5% , 8/01/41 ...
11,190,000 12,177,822
Moorpark Unified School District , GO , 2009 A , AGMC Insured , Zero Cpn., 8/01/32 ...
5,870,000 4,152,784
Moreno Valley Unified School District ,
GO, 2004 A, AGMC Insured, ETM, Zero Cpn., 8/01/27 ...................... 6,315,000 5,577,077
GO, 2004 A, AGMC Insured, ETM, Zero Cpn., 8/01/28 ...................... 6,625,000 5,671,638
GO, A, Pre-Refunded, AGMC Insured, 5%, 8/01/44 ........................ 29,220,000 31,922,008
Mount Diablo Unified School District ,
GO, 2022 B, Refunding, 4%, 8/01/25 ................................... 3,100,000 3,282,247
GO, B, 4%, 8/01/24 ................................................ 1,425,000 1,486,680
Mount San Antonio Community College District , GO , 2013 A , Zero Cpn., 8/01/43 ....
55,000,000 55,628,326
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
25,000,000 32,021,228
M-S-R Public Power Agency , Revenue , E , NATL Insured , ETM, 6% , 7/01/22 .......
1,925,000 1,932,615
Murrieta Valley Unified School District ,
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/24 ........ 60,000 61,363
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/29 ........ 75,000 76,703
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/35 ........ 120,000 120,402
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/44 ........ 500,000 479,531
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/51 ........ 1,000,000 940,157
Needles Public Financing Authority , Revenue , 1992 A , 7.5% , 8/15/22 .............
150,000 150,441
Newport Mesa Unified School District , GO , 2011 , 6.3% , 8/01/42 ................
20,000,000 25,532,122
Norman Y Mineta San Jose International Airport SJC ,
Revenue, 2017 A, Refunding, 5%, 3/01/41 ............................... 10,000,000 10,586,932
Revenue, 2017 A, Refunding, 5%, 3/01/47 ............................... 20,000,000 21,037,538
Revenue, 2017 B, Refunding, 5%, 3/01/47 ............................... 10,000,000 10,661,946
Revenue, 2021 A, Refunding, 5%, 3/01/32 ............................... 2,000,000 2,237,036
Revenue, 2021 A, Refunding, 5%, 3/01/33 ............................... 2,000,000 2,231,791
Revenue, 2021 B, Refunding, 5%, 3/01/29 ............................... 500,000 562,725
Revenue, 2021 B, Refunding, 5%, 3/01/30 ............................... 600,000 679,560
Revenue, 2021 B, Refunding, 5%, 3/01/31 ............................... 1,000,000 1,142,830
Revenue, 2021 B, Refunding, 5%, 3/01/32 ............................... 2,000,000 2,279,209
Revenue, 2021 B, Refunding, 5%, 3/01/33 ............................... 1,400,000 1,584,841
Oceanside Unified School District ,
GO, 2010 B, AGMC Insured, Zero Cpn., 8/01/38 ........................... 10,590,000 6,167,357
GO, 2010 B, AGMC Insured, Zero Cpn., 8/01/39 ........................... 7,860,000 4,393,175
GO, 2015, Refunding, 5%, 8/01/48 ..................................... 12,000,000 12,793,568
Ontario International Airport Authority ,
Revenue, 2021 B, AGMC Insured, 5%, 5/15/28 ........................... 300,000 329,385
Revenue, 2021 B, AGMC Insured, 5%, 5/15/29 ........................... 830,000 919,720
Revenue, 2021 B, AGMC Insured, 5%, 5/15/30 ........................... 1,315,000 1,466,579
Revenue, 2021 B, AGMC Insured, 5%, 5/15/31 ........................... 1,000,000 1,119,147
Revenue, 2021 B, AGMC Insured, 5%, 5/15/32 ........................... 2,000,000 2,224,407
Revenue, 2021 B, AGMC Insured, 5%, 5/15/33 ........................... 1,000,000 1,109,588
Revenue, 2021 B, AGMC Insured, 5%, 5/15/34 ........................... 1,000,000 1,107,121
Ontario Montclair School District , GO , 2017 A , 5% , 8/01/46 ....................
11,765,000 12,834,897
Orange County Sanitation District , Revenue , 2015 A , Refunding , 5% , 2/01/36 ......
8,350,000 8,856,388
Orange County Transportation Authority ,
Revenue, 2021, 4%, 10/15/24 ........................................ 44,055,000 46,041,625
Revenue, 2021, 5%, 10/15/24 ........................................ 20,945,000 22,391,587
Orange County Water District ,
COP, 2003 B, NATL Insured, ETM, 5%, 8/15/28 ........................... 13,740,000 15,324,042

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Orange County Water District, (continued)
COP, 2003 B, NATL Insured, ETM, 5%, 8/15/34 ........................... $ 3,305,000 $ 3,914,951
COP, 2003 B, Pre-Refunded, NATL Insured, 5%, 8/15/34 .................... 4,140,000 5,031,838
Oxnard School District , GO , C , Pre-Refunded , BAM Insured , 4% , 8/01/44 .........
10,755,000 11,229,848
Palo Alto Unified School District , GO , 2022 , 5% , 8/01/25 ......................
10,975,000 11,989,870
Palomar Community College District ,
GO, 2010 B, Zero Cpn., 8/01/39 ....................................... 69,410,000 77,106,618
GO, C, Pre-Refunded, 5%, 8/01/44 .................................... 35,120,000 38,367,589
Palomar Health ,
GO, 2009 A, AGMC Insured, 7%, 8/01/38 ................................ 36,000,000 43,281,126
GO, 2010 A, 6.75%, 8/01/40 .......................................... 60,000,000 72,083,850
Palomar Health Obligated Group, Revenue, 2017, Refunding, AGMC Insured, 5%,
11/01/47 ....................................................... 35,000,000 37,400,090
Panoche Financing Authority ,
Panoche Water District, Revenue, 2021 A, 4%, 9/01/43 ..................... 1,120,000 1,127,619
Panoche Water District, Revenue, 2021 A, 4%, 9/01/51 ..................... 6,070,000 5,983,266
Panoche Water District, Revenue, 2021 B, 0.932%, 9/01/22 .................. 125,000 124,687
Panoche Water District, Revenue, 2021 B, 1.182%, 9/01/23 .................. 125,000 121,983
Panoche Water District, Revenue, 2021 B, 1.408%, 9/01/24 .................. 125,000 119,294
Panoche Water District, Revenue, 2021 B, 1.553%, 9/01/25 .................. 130,000 121,551
Panoche Water District, Revenue, 2021 B, 2.006%, 9/01/27 .................. 395,000 358,793
Panoche Water District, Revenue, 2021 B, 2.456%, 9/01/29 .................. 415,000 371,153
Panoche Water District, Revenue, 2021 B, 2.756%, 9/01/31 .................. 435,000 384,613
Panoche Water District, Revenue, 2021 B, 3.106%, 9/01/35 .................. 880,000 759,394
Panoche Water District, Revenue, 2021 B, 3.571%, 9/01/40 .................. 1,155,000 985,665
Paramount Unified School District ,
GO, 2013, Pre-Refunded, BAM Insured, 5%, 8/01/48 ....................... 2,450,000 2,546,697
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/43 .................. 32,000,000 8,158,448
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/48 .................. 28,000,000 4,798,788
Patterson Joint Unified School District ,
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/22 ........................... 1,900,000 1,895,467
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/23 ........................... 1,985,000 1,938,816
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/24 ........................... 2,075,000 1,970,322
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/25 ........................... 2,170,000 2,000,321
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/26 ........................... 2,265,000 2,025,841
Perris Joint Powers Authority ,
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/50 ........ 1,125,000 1,062,782
Facilities District No. 2007-2, Special Tax, 2021, 4%, 9/01/43 ................. 1,445,000 1,390,592
Facilities District No. 2007-2, Special Tax, 2021, 4%, 9/01/48 ................. 1,250,000 1,177,054
Perris Union High School District ,
COP, 2019, Refunding, BAM Insured, 5%, 10/01/48 ........................ 10,000,000 11,142,720
GO, 2013 A, Pre-Refunded, AGMC Insured, 5%, 9/01/42 .................... 5,000,000 5,209,579
GO, 2019 A, AGMC Insured, 4%, 9/01/43 ................................ 5,540,000 5,733,317
Pittsburg Unified School District , GO , 2016 , Refunding , 4% , 8/01/44 .............
11,000,000 11,118,641
Placentia-Yorba Linda Unified School District ,
GO, 2008 D, Zero Cpn., 8/01/43 ....................................... 27,955,000 12,213,763
GO, 2008 D, Zero Cpn., 8/01/46 ....................................... 89,200,000 32,806,440
GO, 2008 D, Zero Cpn., 8/01/49 ....................................... 85,000,000 27,340,513
Port of Los Angeles , Revenue , 2014 B , Refunding , 5% , 8/01/44 .................
10,300,000 10,803,869
Poway Redevelopment Agency Successor Agency ,
Tax Allocation, 2015 A, Refunding, 5%, 12/15/31 .......................... 10,180,000 12,153,779
Tax Allocation, 2015 A, Refunding, 5%, 12/15/32 .......................... 11,215,000 13,545,046
Tax Allocation, 2015 A, Refunding, 5%, 6/15/33 ........................... 5,835,000 7,082,169
Poway Unified School District ,
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/50 7,500,000 7,609,610
Facilities Improvement District No. 2007-1, GO, B, Zero Cpn., 8/01/46 .......... 45,000,000 16,416,459

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Regents of the University of California ,
Medical Center, Revenue, 2013 J, 5%, 5/15/48 ............................ $ 75,000,000 $ 76,694,565
Medical Center, Revenue, 2016 L, Refunding, 5%, 5/15/47 ................... 49,575,000 52,873,889
Medical Center, Revenue, 2022 P, 4%, 5/15/53 ........................... 45,000,000 46,051,578
Rialto Unified School District , GO , 2011 A , AGMC Insured , Zero Cpn., 8/01/41 ......
27,000,000 31,848,563
Rio Hondo Community College District , GO , 2010 C , Zero Cpn., 8/01/35 ..........
10,000,000 6,478,975
Ripon Unified School District ,
GO, 2013 A, Pre-Refunded, BAM Insured, 5%, 8/01/42 ..................... 705,000 732,825
GO, 2013 A, Refunding, BAM Insured, 5%, 8/01/42 ........................ 2,315,000 2,399,810
Riverside County Asset Leasing Corp. ,
County of Riverside, Revenue, 1997 A, NATL Insured, Zero Cpn., 6/01/23 ....... 14,160,000 13,868,359
County of Riverside, Revenue, 1997 A, NATL Insured, Zero Cpn., 6/01/24 ....... 13,005,000 12,373,546
Riverside County Transportation Commission , Sales Tax , Revenue , 2013 A , Pre-
Refunded , 5.25% , 6/01/39 ........................................... 11,000,000 11,394,760
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2015 A , Refunding , BAM Insured , 5% , 9/01/36 ............................ 11,145,000 12,006,691
Rocklin Unified School District ,
GO, 2003, NATL Insured, Zero Cpn., 8/01/25 ............................. 8,160,000 7,550,202
GO, 2003, NATL Insured, Zero Cpn., 8/01/26 ............................. 8,695,000 7,808,927
GO, 2003, NATL Insured, Zero Cpn., 8/01/27 ............................. 9,080,000 7,901,288
GO, 2003, NATL Insured, Zero Cpn., 8/01/28 ............................. 16,615,000 13,958,371
Community Facilities District No. 3, Special Tax, 2019, BAM Insured, 4%, 9/15/49 .. 9,095,000 9,268,479
Rohnert Park Community Development Commission Successor Agency , Tax Allocation ,
2007 R , NATL Insured , ETM, 5% , 8/01/37 ............................... 1,380,000 1,448,389
Romoland School District ,
Community Facilities District No. 91-1, Special Tax, 2022, 3.75%, 9/01/42 ........ 1,695,000 1,542,827
Community Facilities District No. 91-1, Special Tax, 2022, 4%, 9/01/46 .......... 5,085,000 4,819,148
Roseville Natural Gas Financing Authority , Revenue , 2007 , 5% , 2/15/26 ..........
5,000,000 5,353,052
Sacramento City Unified School District , GO , 2017 E , 4% , 5/01/47 ...............
20,000,000 20,199,926
Sacramento County Sanitation Districts Financing Authority ,
Revenue, 2014 A, Refunding, 5%, 12/01/44 .............................. 25,000,000 26,211,375
Sacramento Regional County Sanitation District, Revenue, 2021, Refunding, 5%,
12/01/29 ....................................................... 4,100,000 4,813,090
Sacramento County Water Financing Authority , Sacramento County Water Agency ,
Revenue , 2022 A , 4% , 11/01/25 ....................................... 32,260,000 34,071,047
Sacramento Municipal Utility District ,
Revenue, 2019 G, 5%, 8/15/39 ....................................... 3,135,000 3,580,141
Revenue, 2019 G, 5%, 8/15/41 ....................................... 2,500,000 2,837,003
Revenue, 2021 I, Refunding, 5%, 8/15/25 ................................ 2,000,000 2,175,292
Revenue, 2021 I, Refunding, 5%, 8/15/26 ................................ 6,500,000 7,212,621
Revenue, 2021 I, Refunding, 5%, 8/15/28 ................................ 4,000,000 4,591,103
San Bernardino Community College District , GO , 2009 B , Zero Cpn., 8/01/48 ......
66,390,000 23,763,218
San Buenaventura Public Facilities Financing Authority ,
Revenue, 2014 C, Pre-Refunded, 5%, 1/01/39 ............................ 8,500,000 8,936,166
Revenue, 2014 C, Pre-Refunded, 5%, 1/01/44 ............................ 19,395,000 20,390,227
San Diego Community College District , GO , 2009 B , Pre-Refunded , 6% , 8/01/33 ....
26,880,000 31,924,685
San Diego County Regional Airport Authority ,
Revenue, 2017 A, Refunding, 5%, 7/01/47 ............................... 5,000,000 5,359,603
Revenue, 2019 A, Refunding, 5%, 7/01/44 ............................... 9,000,000 9,794,612
Revenue, 2019 B, Refunding, 4%, 7/01/44 ............................... 3,000,000 3,007,827
Revenue, 2021 B, 5%, 7/01/29 ........................................ 2,150,000 2,396,474
Revenue, 2021 B, 5%, 7/01/30 ........................................ 2,260,000 2,539,905
Special Facilities, Revenue, 2014 A, 5%, 7/01/44 .......................... 5,645,000 5,849,309
San Diego County Regional Transportation Commission ,
Revenue, 2014 A, Pre-Refunded, 5%, 4/01/44 ............................ 54,915,000 58,065,885
Revenue, 2014 A, Pre-Refunded, 5%, 4/01/48 ............................ 20,000,000 21,147,550

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Diego County Regional Transportation Commission, (continued)
Revenue, 2016 A, 5%, 4/01/48 ........................................ $ 25,000,000 $ 27,053,853
San Diego County Water Authority ,
Revenue, 2021 A, Refunding, 5%, 5/01/29 ............................... 2,335,000 2,721,630
Revenue, Sub. Lien, 2021 S-1, Refunding, 5%, 5/01/28 ..................... 44,020,000 50,382,052
San Diego Unified School District ,
GO, 1999 A, NATL Insured, Zero Cpn., 7/01/22 ........................... 8,440,000 8,430,597
GO, 1999 A, NATL Insured, Zero Cpn., 7/01/23 ........................... 11,120,000 10,885,133
GO, 2009-1, Pre-Refunded, 6%, 7/01/33 ................................ 104,505,000 113,254,315
GO, 2010 C, Zero Cpn., 7/01/48 ....................................... 29,840,000 26,788,350
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 74,270,000 56,472,836
GO, 2019 L, 4%, 7/01/49 ............................................ 30,000 30,428
GO, F, 5%, 7/01/40 ................................................ 56,510,000 60,472,441
GO, F, 5%, 7/01/45 ................................................ 34,370,000 36,643,373
GO, G, 5%, 7/01/40 ................................................ 13,000,000 13,911,551
GO, R-2, Refunding, Zero Cpn., 7/01/40 ................................. 79,760,000 74,269,960
San Francisco Bay Area Rapid Transit District ,
GO, 2020 C-1, 4%, 8/01/34 .......................................... 1,560,000 1,672,874
GO, 2022 D-1, 3%, 8/01/41 .......................................... 23,605,000 22,247,014
GO, 2022 D-1, 3%, 8/01/42 .......................................... 20,000,000 18,593,112
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2016 B, 5%, 5/01/46 ........................................ 81,185,000 85,053,270
Revenue, 2016 C, 5%, 5/01/46 ........................................ 10,000,000 10,664,263
Revenue, 2019 A, Refunding, 5%, 5/01/39 ............................... 14,500,000 15,826,685
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 17,000,000 18,317,184
Revenue, Second Series, 2014 B, 5%, 5/01/44 ............................ 31,000,000 32,116,533
Revenue, Second Series, 2017 A, 5%, 5/01/42 ............................ 20,910,000 22,247,525
Revenue, Second Series, 2017 A, 5%, 5/01/47 ............................ 81,855,000 85,641,440
Revenue, Second Series, 2017 B, 5%, 5/01/47 ............................ 60,420,000 65,343,910
Revenue, Second Series, 2018, 5.25%, 5/01/48 ........................... 120,000,000 129,756,456
Revenue, Second Series, 2018 D, 5%, 5/01/48 ........................... 32,000,000 34,180,397
Revenue, Second Series, 2018 E, 5%, 5/01/48 ............................ 54,955,000 59,763,876
Revenue, Second Series, 2021 A, Refunding, 5%, 5/01/36 ................... 5,000,000 5,599,592
San Francisco City & County Redevelopment Agency Successor Agency , Tax
Allocation, Third Lien , 2017 B , AGMC Insured , 5% , 8/01/46 .................. 10,000,000 10,844,752
San Francisco Unified School District , GO , 2022 C , 5% , 6/15/35 ................
6,640,000 7,652,481
San Gabriel Unified School District ,
GO, 2002 A, AGMC Insured, Zero Cpn., 8/01/26 ........................... 3,530,000 3,158,568
GO, 2002 A, AGMC Insured, Zero Cpn., 2/01/27 ........................... 1,850,000 1,628,710
San Jacinto Unified School District , Community Facilities District No. 2003-1 , Special
Tax , 2022 , 4% , 9/01/50 ............................................. 875,000 819,839
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, 5.9%, 1/15/38 .............................. 106,465,000 134,161,593
Revenue, 1997 A, Refunding, 5.95%, 1/15/40 ............................. 142,645,000 183,039,696
Revenue, 1997 A, Refunding, 6%, 1/15/43 ............................... 161,250,000 211,062,947
Revenue, 1997 A, Refunding, 6%, 1/15/45 ............................... 143,336,000 188,944,928
Revenue, 1997 A, Refunding, 6%, 1/15/46 ............................... 143,336,000 189,493,044
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/26 ............... 13,155,000 11,795,823
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/25 ...................... 5,700,000 5,408,634
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/28 ...................... 33,545,000 29,237,171
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/29 ...................... 37,050,000 31,431,434
Revenue, Senior Lien, 2014 A, Pre-Refunded, 5%, 1/15/50 ................... 230,000,000 247,435,127
Revenue, Senior Lien, 2021 A, Refunding, AGMC Insured, 4%, 1/15/44 ......... 50,000,000 51,093,495
Revenue, Senior Lien, 2021 A, Refunding, 4%, 1/15/44 ..................... 73,148,000 73,570,035
Revenue, Senior Lien, 2021 A, Refunding, AGMC Insured, 4%, 1/15/50 ......... 50,000,000 50,671,550
Revenue, Senior Lien, 2021 A, Refunding, 4%, 1/15/50 ..................... 149,373,000 148,592,481

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Jose Unified School District ,
COP, 2002, AGMC Insured, ETM, Zero Cpn., 1/01/27 ....................... $ 7,105,000 $ 6,362,310
COP, 2002, AGMC Insured, ETM, Zero Cpn., 1/01/29 ....................... 7,105,000 5,969,088
San Juan Unified School District ,
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/26 ........................... 15,825,000 13,611,723
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/27 ........................... 18,605,000 16,289,122
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/28 ........................... 19,470,000 16,476,636
San Luis Obispo County Financing Authority , Revenue , 2015 A , Refunding , BAM
Insured , 5% , 9/01/37 ............................................... 10,000,000 10,776,408
San Marcos Public Financing Authority , Revenue , 1994 A , ETM, 6.25% , 9/02/22 ....
15,000,000 15,186,477
San Marino Unified School District , GO , 2000 A , NATL Insured , Zero Cpn., 7/01/25 ..
6,080,000 5,615,718
San Mateo Foster City Public Financing Authority ,
City of San Mateo Sewer, Revenue, 2019, 5%, 8/01/49 ..................... 20,000,000 22,330,682
Estero Municipal Improvement District, Revenue, 2021 A, 5%, 8/01/25 .......... 14,485,000 15,777,878
San Mateo Union High School District ,
COP, 2007, Pre-Refunded, AMBAC Insured, 5%, 12/15/43 ................... 11,535,000 12,373,387
GO, 2002 B, NATL Insured, Zero Cpn., 9/01/22 ........................... 5,000,000 4,986,410
San Rafael City High School District , GO , 2018 B , 4% , 8/01/47 .................
17,060,000 17,344,574
Sanger Public Financing Authority ,
Revenue, 2013, Pre-Refunded, AGMC Insured, 5%, 6/15/35 ................. 2,360,000 2,439,440
Revenue, 2013, Pre-Refunded, AGMC Insured, 5%, 6/15/43 ................. 6,155,000 6,362,183
Sanger Unified School District , GO , A , BAM Insured , 4% , 8/01/41 ...............
10,000,000 10,200,193
Santa Ana Unified School District , COP , 1999 , AGMC Insured , Zero Cpn., 4/01/24 ...
5,450,000 5,121,612
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015 A ,
Refunding , AGMC Insured , 5% , 9/01/35 ................................. 20,000,000 21,513,238
Santa Maria Joint Union High School District , GO , 2014 , Pre-Refunded , 4% , 8/01/37 .
14,230,000 14,873,717
Santa Paula Utility Authority ,
Revenue, 2015 A, Pre-Refunded, 5%, 2/01/45 ............................ 16,495,000 17,801,051
Revenue, 2015 A, Pre-Refunded, 5%, 2/01/50 ............................ 21,050,000 22,716,710
Santaluz Community Facilities District No. 2 ,
City of San Diego Community Facilities District No. 2, Special Tax, 2021, Refunding,
4%, 9/01/28 .................................................... 880,000 941,553
City of San Diego Community Facilities District No. 2, Special Tax, 2021, Refunding,
4%, 9/01/29 .................................................... 690,000 737,406
City of San Diego Community Facilities District No. 2, Special Tax, 2021, Refunding,
4%, 9/01/30 .................................................... 430,000 459,448
School Facilities Financing Authority , Twin Rivers Unified School District , Revenue , A ,
AGMC Insured , Zero Cpn., 8/01/42 .................................... 49,000,000 21,534,647
Semitropic Improvement District of the Semitropic Water Storage District , Revenue,
Second Lien , 2015 A , Refunding , AGMC Insured , 5% , 12/01/45 ............... 10,000,000 10,742,270
Southern California Public Power Authority , Revenue , 2007 A , 5% , 11/01/33 .......
17,500,000 19,630,300
Southern Mono Health Care District ,
GO, A, NATL Insured, Zero Cpn., 8/01/28 ................................ 2,340,000 1,908,240
GO, A, NATL Insured, Zero Cpn., 8/01/29 ................................ 2,440,000 1,911,822
GO, A, NATL Insured, Zero Cpn., 8/01/30 ................................ 2,550,000 1,916,447
GO, A, NATL Insured, Zero Cpn., 8/01/31 ................................ 2,660,000 1,912,965
Southwestern Community College District , GO , D , Pre-Refunded , 5% , 8/01/44 .....
10,000,000 10,924,712
State of California ,
GO, 5%, 10/01/22 ................................................. 18,500,000 18,735,566
GO, Refunding, 5%, 9/01/23 ......................................... 15,000,000 15,640,156
GO, Refunding, 4%, 10/01/23 ......................................... 31,000,000 31,992,527
GO, Refunding, 5%, 12/01/23 ......................................... 5,000,000 5,249,516
GO, 6%, 5/01/24 .................................................. 1,280,000 1,305,807
GO, NATL Insured, 6%, 8/01/24 ....................................... 745,000 750,057
GO, 5.625%, 9/01/24 ............................................... 255,000 257,345
GO, Refunding, 4%, 10/01/24 ......................................... 17,340,000 18,127,337

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
State of California, (continued)
GO, 5%, 10/01/24 ................................................. $ 3,500,000 $ 3,745,668
GO, 4%, 12/01/24 ................................................. 3,500,000 3,668,442
GO, 5%, 3/01/25 .................................................. 10,000,000 10,805,427
GO, AMBAC Insured, 5.9%, 3/01/25 .................................... 110,000 111,080
GO, Refunding, 5%, 12/01/25 ......................................... 23,000,000 25,295,803
GO, Refunding, 5%, 9/01/26 ......................................... 8,500,000 9,495,101
GO, Refunding, 5%, 10/01/27 ......................................... 10,000,000 11,395,498
GO, Refunding, 5%, 10/01/28 ......................................... 4,000,000 4,630,730
GO, Refunding, 5%, 11/01/28 ......................................... 10,000,000 11,592,565
GO, Refunding, 5%, 12/01/28 ......................................... 25,945,000 30,117,615
GO, Refunding, 5%, 9/01/29 ......................................... 4,000,000 4,690,812
GO, Refunding, 5%, 11/01/29 ......................................... 11,055,000 12,995,363
GO, Refunding, 5%, 12/01/29 ......................................... 3,015,000 3,548,415
GO, Refunding, 5%, 11/01/30 ......................................... 4,125,000 4,915,859
GO, 5%, 4/01/33 .................................................. 5,000,000 5,771,583
GO, Refunding, 5%, 3/01/35 ......................................... 50,000,000 58,001,825
GO, Refunding, 5%, 9/01/35 ......................................... 9,000,000 9,910,200
GO, Refunding, 4%, 10/01/37 ......................................... 10,000,000 10,634,495
GO, 5%, 10/01/39 ................................................. 15,000,000 16,270,774
GO, 5%, 4/01/43 .................................................. 44,745,000 45,841,208
GO, 5%, 10/01/44 ................................................. 25,000,000 26,390,810
GO, 5%, 8/01/45 .................................................. 22,500,000 24,016,106
GO, 5%, 8/01/46 .................................................. 20,000,000 21,594,050
GO, 5%, 10/01/47 ................................................. 81,000,000 86,896,120
GO, 5%, 4/01/49 .................................................. 5,000,000 5,574,610
GO, 1996, FGIC Insured, 5.375%, 6/01/26 ............................... 1,335,000 1,360,108
GO, 1997, NATL, FGIC Insured, 5.625%, 10/01/26 ......................... 5,005,000 5,065,205
GO, 2004, 5.125%, 4/01/24 .......................................... 5,000 5,016
GO, 2004, 5.2%, 4/01/26 ............................................ 20,000 20,054
GO, 2017, Refunding, 5%, 11/01/25 .................................... 6,500,000 7,134,832
GO, 2017, 5%, 11/01/47 ............................................. 10,000,000 10,943,041
GO, 2022, Refunding, 5%, 4/01/35 ..................................... 12,985,000 14,713,170
Department of Water Resources, Revenue, BD, 5%, 12/01/26 ................ 3,250,000 3,655,492
Department of Water Resources, Revenue, BD, 5%, 12/01/27 ................ 8,240,000 9,442,845
Department of Water Resources, Revenue, BD, 5%, 12/01/28 ................ 4,650,000 5,416,128
Sulphur Springs Union School District ,
COP, 2010, AGMC Insured, 6.5%, 12/01/37 .............................. 6,175,000 7,004,114
COP, 2010, AGMC Insured, ETM, 6.5%, 12/01/37 .......................... 1,275,000 1,348,823
COP, 2010, Pre-Refunded, AGMC Insured, 6.5%, 12/01/37 .................. 5,215,000 5,981,234
Temescal Valley Water District ,
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/36 ................................................ 930,000 931,864
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/41 ................................................ 785,000 769,333
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/46 ................................................ 1,040,000 994,645
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/51 ................................................ 930,000 875,812
Temple City Unified School District , GO , A , Pre-Refunded , 5% , 8/01/43 ...........
10,000,000 10,394,680
Three Rivers Levee Improvement Authority ,
Special Tax, 2021 A, Refunding, 3%, 9/01/22 ............................. 105,000 105,220
Special Tax, 2021 A, Refunding, 3%, 9/01/23 ............................. 220,000 220,959
Special Tax, 2021 A, Refunding, 3%, 9/01/24 ............................. 245,000 244,539
Special Tax, 2021 A, Refunding, 4%, 9/01/25 ............................. 280,000 288,113
Special Tax, 2021 A, Refunding, 4%, 9/01/36 ............................. 1,080,000 1,081,334
Special Tax, 2021 A, Refunding, 4%, 9/01/41 ............................. 2,840,000 2,764,941

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Three Rivers Levee Improvement Authority, (continued)
Special Tax, 2021 A, Refunding, 4%, 9/01/46 ............................. $ 2,700,000 $ 2,558,839
Special Tax, 2021 A, Refunding, 4%, 9/01/51 ............................. 5,065,000 4,730,159
Tobacco Securitization Authority of Northern California ,
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 5%, 6/01/29 ............................................ 1,500,000 1,653,910
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 4%, 6/01/49 ............................................ 8,000,000 7,818,949
Town of Tiburon ,
Assessment District No. 2017-1, 1915 Act, Special Assessment, 2021 A, 2.375%,
9/02/41 ........................................................ 550,000 404,849
Assessment District No. 2017-1, 1915 Act, Special Assessment, 2021 A, 2.5%,
9/02/51 ........................................................ 1,250,000 859,202
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 3%,
9/01/24 ........................................................ 100,000 99,919
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 4%,
9/01/25 ........................................................ 115,000 118,117
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 4%,
9/01/28 ........................................................ 120,000 123,252
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 4%,
9/01/30 ........................................................ 110,000 111,588
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 4%,
9/01/36 ........................................................ 430,000 430,862
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 4%,
9/01/41 ........................................................ 665,000 646,568
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 4%,
9/01/46 ........................................................ 885,000 838,731
City of Tracy Community Facilities District No. 2016-02, Special Tax, 2021, 4%,
9/01/51 ........................................................ 2,210,000 2,057,024
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/45 ........................... 10,315,000 11,362,716
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/49 ........................... 8,080,000 8,875,463
Tulare County Board of Education ,
COP, Pre-Refunded, BAM Insured, 5.375%, 5/01/33 ........................ 3,185,000 3,295,725
COP, Pre-Refunded, BAM Insured, 5.5%, 5/01/38 ......................... 8,305,000 8,603,101
COP, Pre-Refunded, BAM Insured, 5.5%, 5/01/43 ......................... 10,855,000 11,244,631
Turlock Irrigation District ,
Revenue, 2019, Refunding, 5%, 1/01/44 ................................. 9,060,000 10,229,815
Revenue, 2020, Refunding, 5%, 1/01/37 ................................. 2,090,000 2,391,630
Revenue, 2020, Refunding, 5%, 1/01/38 ................................. 940,000 1,071,878
Revenue, 2020, Refunding, 5%, 1/01/39 ................................. 2,250,000 2,561,515
Revenue, 2020, Refunding, 5%, 1/01/41 ................................. 3,500,000 3,973,631
Union Elementary School District ,
GO, 1999 A, NATL Insured, Zero Cpn., 9/01/24 ........................... 2,000,000 1,894,506
GO, 2001 B, NATL Insured, Zero Cpn., 9/01/25 ........................... 5,500,000 5,056,693
GO, 2001 B, NATL Insured, Zero Cpn., 9/01/26 ........................... 5,850,000 5,217,266
University of California ,
Revenue, 2015 I, Refunding, 5%, 5/15/40 ................................ 22,990,000 24,524,033
Revenue, 2015 I, Refunding, 5%, 5/15/50 ................................ 25,420,000 26,937,775
Revenue, 2016 AR, Refunding, 5%, 5/15/41 .............................. 13,760,000 14,922,031
Revenue, 2016 K, 4%, 5/15/46 ........................................ 19,850,000 20,197,889
Revenue, 2017 M, 5%, 5/15/37 ....................................... 15,410,000 16,984,119
Revenue, 2018 AZ, Refunding, 5%, 5/15/48 .............................. 72,325,000 79,758,867
Revenue, 2018 O, Refunding, 5%, 5/15/39 ............................... 14,400,000 16,068,744

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
University of California, (continued)
Revenue, 2018 O, Refunding, 5%, 5/15/43 ............................... $ 30,120,000 $ 33,414,158
Revenue, 2018 O, Refunding, 5%, 5/15/48 ............................... 20,000,000 22,010,008
Revenue, 2018 O, Refunding, 5%, 5/15/58 ............................... 10,000,000 10,964,600
Revenue, 2020 BE, Refunding, 5%, 5/15/42 .............................. 5,000,000 5,741,459
Upland Community Facilities District ,
City of Upland Community Facilities District No. 2016-1, Special Tax, 2021 A, 4%,
9/01/40 ........................................................ 260,000 255,339
City of Upland Community Facilities District No. 2016-1, Special Tax, 2021 A, 4%,
9/01/45 ........................................................ 165,000 158,588
City of Upland Community Facilities District No. 2016-1, Special Tax, 2021 A, 4%,
9/01/51 ........................................................ 260,000 244,441
Upland Unified School District , GO , 2011 C , Zero Cpn., 8/01/45 .................
62,900,000 25,102,654
Val Verde Unified School District ,
GO, 2010 B, AGMC Insured, Zero Cpn., 8/01/34 ........................... 1,000,000 1,228,905
GO, 2015 B, Pre-Refunded, BAM Insured, 5%, 8/01/44 ..................... 15,000,000 16,362,936
GO, 2020 A, BAM Insured, 4%, 8/01/46 ................................. 1,450,000 1,470,463
Community Facilities District No. 2018-1, Special Tax, 2022, 4%, 9/01/52 ........ 7,000,000 6,504,263
Vallejo Public Financing Authority , Vallejo CA-Hiddenbrooke Improvement District No.
1 , Revenue , 2004 A , 5.8% , 9/01/31 .................................... 3,370,000 3,387,791
Vista Redevelopment Agency Successor Agency , Tax Allocation , 2015 B-1 , Refunding ,
AGMC Insured , 5% , 9/01/37 .......................................... 3,020,000 3,257,113
Vista Unified School District ,
GO, 2002 A, AGMC Insured, Zero Cpn., 8/01/26 ........................... 7,150,000 6,402,926
GO, 2002 A, AGMC Insured, Zero Cpn., 2/01/27 ........................... 4,795,000 4,219,497
Washington Township Health Care District , GO , 2015 B , 5% , 8/01/45 .............
15,000,000 15,624,345
West Basin Municipal Water District ,
Revenue, 2021 A, Refunding, 5%, 8/01/23 ............................... 2,170,000 2,254,876
Revenue, 2021 A, Refunding, 5%, 8/01/24 ............................... 1,100,000 1,169,840
Revenue, 2021 A, Refunding, 5%, 8/01/25 ............................... 1,365,000 1,484,209
Revenue, 2021 A, Refunding, 5%, 8/01/26 ............................... 1,000,000 1,111,303
West Sacramento Area Flood Control Agency ,
Special Assessment, 2015, AGMC Insured, 5%, 9/01/40 ..................... 3,000,000 3,221,268
Special Assessment, 2015, AGMC Insured, 5%, 9/01/45 ..................... 7,500,000 8,019,339
West Sacramento Financing Authority , Special Tax , A , AGMC Insured , 5% , 9/01/34 ..
4,940,000 5,595,502
14,272,608,198
Wisconsin 0.7%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 30,400,000 25,344,988
Affordable Housing Corp. Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 83,000,000 82,466,044
107,811,032
U.S. Territories 1.0%
Guam 0.2%
Antonio B Won Pat International Airport Authority ,
Revenue, 2021 A, Refunding, 2.499%, 10/01/25 ........................... 1,480,000 1,402,436
Revenue, 2021 A, Refunding, 2.699%, 10/01/26 ........................... 2,445,000 2,287,245
Revenue, 2021 A, Refunding, 2.899%, 10/01/27 ........................... 1,325,000 1,223,625
Revenue, 2021 A, Refunding, 3.099%, 10/01/28 ........................... 2,375,000 2,168,489
Revenue, 2021 A, Refunding, 3.189%, 10/01/29 ........................... 3,560,000 3,215,179
Revenue, 2021 A, Refunding, 3.339%, 10/01/30 ........................... 2,400,000 2,159,026
Revenue, 2021 A, Refunding, 3.489%, 10/01/31 ........................... 2,155,000 1,936,093
Revenue, 2021 A, Refunding, 3.839%, 10/01/36 ........................... 9,650,000 8,616,963
Revenue, 2021 A, Refunding, 4.46%, 10/01/43 ............................ 2,400,000 2,117,527
25,126,583

Franklin California Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 25 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 0.8%
Children's Trust Fund ,
Revenue, 5.5%, 5/15/39 ............................................. $ 6,210,000 $ 6,308,919
Revenue, 2002, 5.625%, 5/15/43 ...................................... 16,000,000 16,291,902
d
Puerto Rico Electric Power Authority ,
Revenue, 2012 A RSA-1 2012 A, 5%, 7/01/29 ............................. 20,000,000 18,600,000
Revenue, 2012 A RSA-1 2013 A, 7%, 7/01/33 ............................. 50,000,000 48,499,980
Revenue, WW-RSA-1, 5%, 7/01/28 .................................... 12,030,000 11,187,900
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 5,800,000 6,011,204
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
15,000,000 15,288,234
122,188,139
Total U.S. Territories .................................................................... 147,314,722
Total Municipal Bonds (Cost $13,743,388,737) ..................................
14,527,733,952
a a a a
Short Term Investments 0.9%
Municipal Bonds 0.9%
California 0.9%
e
Irvine Ranch Water District , Special Assessment , 2009 B , LOC Bank of America NA ,
Daily VRDN and Put , 0.52% , 10/01/41 .................................. 44,000,000 44,000,000
e
Southern California Public Power Authority , Revenue , 2020-3 , Refunding , LOC US
Bank NA , Daily VRDN and Put , 0.62% , 7/01/36 ........................... 14,500,000 14,500,000
e
University of California ,
Revenue, 2013 AL-2, Refunding, Daily VRDN and Put, 0.52%, 5/15/48 .......... 35,100,000 35,100,000
Revenue, 2013 AL-4, Refunding, Daily VRDN and Put, 0.5%, 5/15/48 ........... 44,000,000 44,000,000
137,600,000
Total Municipal Bonds (Cost $137,600,000) .....................................
137,600,000
Total Short Term Investments (Cost $137,600,000 ) ...............................
137,600,000
a
Total Investments (Cost $13,880,988,737) 99.2% ................................
$14,665,333,952
Other Assets, less Liabilities 0.8% .............................................
108,904,287
Net Assets 100.0% ...........................................................
$14,774,238,239
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the aggregate value of these securities was $987,375,993, representing 6.7% of net assets.
c
Security purchased on a when-issued basis.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin California Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin California Tax-Free Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At May 31, 2022, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.

Franklin California Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
ABAG
Association of Bay Area Governments
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHA
Federal Housing Administration
FHLMC
Federal Home Loan Mortgage Corp.
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.